LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH, a subsidiary of Kyocera Document Solutions Inc. These receivables typically have terms ranging from one year to six years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Total minimum lease payments receivable	¥33,868	¥41,173
Unguaranteed residual values	710	918
Unearned income	(2,658)	(3,234)
Executory costs	(16)	(29)

	31,904	38,828
Less, allowance for doubtful receivables	(103)	(39)

	31,801	38,789
Less, short-term lease receivables	(10,900)	(13,745)

Long-term lease receivables	¥20,901	¥25,044

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Balance at beginning of year	¥203	¥107	¥103
Charged to costs or expenses, or charge-off	(98)	3	(74)
Foreign currency translation	2	(7)	10

Balance at end of year	¥107	¥103	¥39

TA Triumph-Adler GmbH estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2019	¥14,908
2020	12,607
2021	6,900
2022	4,353
2023	2,063
2024 and thereafter	342

Total	¥41,173

TA Triumph-Adler GmbH transferred the capital lease receivables to a third party in exchange for cash, however, the transfer was not qualified as a sale for financial reporting purpose because TA Triumph-Adler GmbH has a right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it has been included in long-term debt. As a result of the transaction, the capital lease receivables in the amount of ¥23,616 million and ¥26,056 million have been recorded on the balance sheets as of March 31, 2017 and 2018, respectively.